SCOUT
REGIONAL
FUND


A no-load mutual fund
that seeks long-term
growth of both capital
and income by investing
in smaller regional
companies.


Quarterly Report
March 31, 1997

TO THE SHAREHOLDERS

Scout Regional Fund's total return (price change and reinvested distributions) for the quarter ended March 31, 1997, was 0.58%, in comparison with the unmanaged Value Line Composite Index and Lipper Small Co. Fund Index, which had returns of -0.78% and -10.13%, respectively for the same time period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Following the trend of 1996, a narrow grouping of large capitalization stocks pushed the stock market upward to record levels in mid-February. Concerns about inflation, high valuations, narrowing margins, and shrinking profits began to weigh on the minds of investors, causing a market decline in the end of February. The correction accelerated with the Federal Reserve's decision to raise the Federal Funds rate 1/4 of 1% in late March, and continued through the end of the quarter. The downward price movement has been most severe in the large capitalization stocks which had previously propelled the market upward and in high-flying small capitalization stocks with astronomical price to earnings ratios.

During the first half of the quarter, Scout Regional Fund lagged small capitalization indexes because of the Fund's value orientation and significant cash reserve; however, as the market tumbled late in March, the defensive posture of the Fund began to reward its investors.

Many of the strong economic factors affecting the market are beginning to deteriorate; this gradual weakening is expected to be favorable for the value oriented Scout Regional Fund. The significant cash reserves in the Fund will allow us to take advantage of buying opportunities when appropriate.

We appreciate you as a valued shareholder of Scout Regional Fund and continually welcome your questions or comments.


Top 10 Equity Holdings
                                        Market          Percent
                                        Value           of Total
Petrolite Corp.                     $ 1,005,125         2.09%
Layne Christensen Co.                   960,000         2.00%
NPC International Inc.                  913,750         1.90%
Kellwood Co.                            875,000         1.82%
BHA Group Inc.                          803,000         1.67%
Bandag Inc.                             755,625         1.57%
Donnelley R R & Sons Inc.               697,500         1.45%
Brunswick Corp.                         671,875         1.40%
Southwestern Energy Co.                 668,750         1.39%
Aliant Communictions, Inc.              660,000         1.37%
Top 10 Equity Holdings Total:       $ 8,010,625        16.66%

Note: All market values based on 3/31/97 statement of assets.


GRAPH -- Sector Diversification
(Percent of Equity Holdings)


Sincerely,


/s/David B. Anderson
David B. Anderson
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
March 31, 1997

                                                                Market
        Shares  Company                                         Value

COMMON STOCKS - 76.73%
BASIC MATERIALS -  8.64%
        15,000  ACX Technologies                                288,750
        50,000  Amax Gold, Inc.                                 337,500
	25,000	Cyprus Amax Minerals Co. 			593,750
         2,500  Deltic Timber Corp.                              70,938
        40,000  Huntco, Inc. Cl. A                              485,000
        25,000  Laclede Steel Co.                               103,125
	55,000	Lawter International, Inc. 			639,375
	10,000	Mallinckrodt Group, Inc. 			411,250
        20,000  Republic Group, Inc.                            335,500
        42,000  Safety-Kleen Corp.                              619,500
         7,000  Sigma-Aldrich Corp.                             216,125
                                                              4,100,813
CAPITAL GOODS - 11.15%
        15,000  Atchison Casting Co.                            288,750
        15,000  Baldor Electric                                 376,875
        44,000  BHA Group, Inc                                  803,000
	60,000	Green (A.P.) Industries Inc. 			540,000
	30,000	Harmon Industries, Inc. 			511,875
        75,000  Instituform Technologies Inc., Cl. A            450,000
        64,150  Isco, Inc.                                      513,200
        60,000  Layne Christensen Co.                           960,000
        50,000  MYR Group, Inc.                                 606,250
         5,000  Paul Mueller Co.                                189,375
        10,000  Trion Inc.                                       51,250
                                                              5,290,575
COMSUMER CYCLICAL - 16.45%
        65,000  B.I. Inc.                                       495,625
        15,000  Bandag, Inc.                                    755,625
        10,000  Block (H & R), Inc.                             293,750
        15,000  Brown Group, Inc.                               249,375
	15,000	Caseys General Stores, Inc. 			288,750
        25,000  Clarcor Inc.                                    578,125
         6,000  Dillards Dept. Stores, Inc. Cl. A               189,000
	20,000	Donnelley (R.R.) & Sons 			697,500
        20,000  First Alert, Inc.                                57,500
	37,925	Flexsteel Industries, Inc. 			455,100
        35,000  Kellwood Co.                                    875,000
        25,000  Lawson Products                                 556,250
        18,000  Lee Enterprises, Inc.                           436,500
        24,000  Maytag Corp.                                    495,000
        35,000  O'Sullivan Industries Holdings, Inc.            441,875
        18,000  Rival Co.                                       387,000
        60,000  Stimsonite Corp.                                360,000
        58,000  Toastmaster Inc.                                195,750
                                                              7,807,725
CONSUMER STAPLES - 15.05%
	28,000	Alberto-Culver Co. Cl. A  			623,000
        30,000  Angelica Corp.                                  551,250
	20,000	Beverly Enterprises, Inc. 			285,000
        25,000  Brunswick Corp.                                 671,875
         5,000  Celestial Seasonings, Inc.                      107,500
        38,000  CPI Corp.                                       641,250
        14,000  Medpartners, Inc.                               297,500
	25,000	Midwest Grain Products, Inc. 			300,000
	86,000	NPC International, Inc. Cl. B 			913,750
        40,000  Outboard Marine Corp.                           593,375
        80,000  Sanfilippo (John B & Son), Inc.                 470,000
        22,000  Sealright Co.                                   228,250
	34,000	Stuart Entertainment, Inc. 			133,875
        85,000  TCBY Enterprises, Inc.                          456,875
	41,300	VICORP Restaurants, Inc. 			526,575
	50,000	Winnebago Industries, Inc. 			343,750
                                                              7,143,825
ENERGY - 8.60%
        7,500   Helmerich & Payne Inc.                          346,875
        10,000  Kerr-McGee Corp.                                618,750
        30,000  Maverick Tube Corp.                             532,500
        11,000  Murphy Oil Corp.                                517,000
        17,000  Petrolite Corp.                               1,005,125
	50,000	Southwestern Energy Co. 			668,750
         7,000  St. Mary Land & Exploration  Co.                180,250
        20,000  Total Petroleum North America Ltd.              210,000
                                                              4,079,250
FINANCIAL - 1.65%
        10,000  Brenton Banks                                   277,500
         1,260  Commerce Bancshares Inc.                         57,487
         1,000  Kansas City Life Insurance Co.                   67,750
        10,000  Old Republic International Corp.                256,250
         2,500  Reinsurance Group of America, Inc.              121,250
                                                                780,237
TECHNOLOGY - 2.09%
         3,500  DII Group Inc.                                   86,187
        40,000  Fansteel, Inc.                                  270,000
        35,000  Exabyte Corp.                                   424,375
         6,000  Molex Inc.                                      213,000
                                                                993,562
TRANSPORTATION & SERVICE - 0.89%
	22,500	Werner Enterprises, Inc. 			421,875

UTILITIES - 12.21%
	40,000	Aliant Communications, Inc. 			660,000
        10,000  Calenergy, Inc.                                 340,000
	35,000	Empire District Electric Co. 			621,250
        15,000  IES Industries, Inc.                            433,125
        15,000  Interstate Power Co.                            436,875
         7,000  Kansas City Power & Light Co.                   196,000
        20,000  Laclede Gas Co.                                 417,500
        15,000  Mapco, Inc.                                     465,000
	30,000	St. Joseph Light & Power Co. 			461,250
        15,000  Union Electric Co.                              553,125
         2,400  Utilicorp United, Inc.                          612,000
	20,000	Western Resources, Inc. 			600,000
                                                              5,796,125
TOTAL COMMON STOCK - 76.73%                                  36,413,987


Face                                                            Market
Amount  Description                                             Value

CONVERTIBLE CORPORATE BONDS - 0.78%
$      371,000 Beverly Enterprises, Inc.
                        CV. Sub. Deb., 7.625%
                        due March 15, 2003                      369,145

SHORT-TERM CORPORATE NOTES - 19.45%
       500,000 Ameritech Corp.,
                        5.22%, due April 2, 1997                499,855
       500,000 Archer-Daniels-Midland Co.,
                        5.28%, due April 3, 1997                499,780
       500,000 Armstrong World Industries,
                        5.24%, due April 4, 1997                499,709
       500,000 BellSouth Telecommunications,
                        5.21%, due April 2, 1997                499,855
       500,000 du Pont (E.I.) de Nemours & Co.,
                        5.22%, due April 8, 1997                499,420
       500,000 Emerson Electric Co.,
                        5.45%, due April 23, 1997               498,259
       500,000 Engelhard Corp.,
                        5.47%, due April 21, 1997               498,404
       500,000 Gannett Inc.,
                        5.28%, due April 4, 1997                499,707
       500,000 General Mills Inc.,
                        5.32%, due April 18, 1997               498,670
       500,000 General Re Corp.,
                        5.53%, due April 25, 1997               498,080
       500,000 Gillette Co.,
                        5.27%, due April 10, 1997               499,268
       750,000 Marsh & McLennan Cos. Inc.,
                        5.65%, due April 15, 1997               748,234
       500,000 Marsh & McLennan Cos. Inc.,
                        5.60%, due April 28, 1997               497,822
       500,000 Nalco Chemical Co.,
                        5.35%, due April 17, 1997               498,737
       500,000 Penney (J.C.) Funding Corp.,
                        5.31%, due April 18, 1997               498,673
       500,000 Pepsico Inc.,
                        5.27%, due April 9, 1997                499,341
       500,000 Wisconsin Electric Power Co.,
                        5.50%, due April 11, 1997               499,160
       500,000 Xerox Corp.,
                        5.30%, due April 14, 1997               498,970
TOTAL SHORT-TERM
CORPORATE NOTES - 19.45%                                      9,231,944

GOVERNMENT SPONSORED ENTERPRISES - 3.15%
       500,000 Federal Home Loan Banks,
                        5.25%, due April 17, 1997               498,760
       500,000 Federal National Mortgage
			Association,
                        5.29%, due April 30, 1997               497,796
       500,000 Federal National Mortgage
			Association,
			5.21%, due May 2, 1997 			497,685
TOTAL GOVERNMENT
SPONSORED ENTERPRISES - 3.15%                                 1,494,241

REPURCHASE AGREEMENT - 1.07%
       510,000 Northern Trust Co.,
			6.20%, due April 1, 1997
			(Collateralized by U.S.
			Treasury Notes, 6.50%,
			due May 15, 1997) 			510,000

TOTAL INVESTMENTS - 101.18%                               $  48,019,317

Other assets less liabilities - (1.18%)                       (559,837)

TOTAL NET ASSETS - 100.00%
	(equivalent to $10.49 per share;
        10,000,000 shares of $1.00 par
        value capital shares authorized;
        4,523,670 shares outstanding)                     $  47,459,480


BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on March 31, 1997, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.


This report has been prepared for the information of the Shareholders of Scout Regional Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Elizabeth L. Allwood, Vice President
 Michael A. Brummel, Vice President
 Martin A. Cramer, Vice President & Secretary
 John G. Dyer, Vice President
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania

 John G. Dyer, Kansas City, Missouri

Custodian
 UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862